Promissory and Convertible Notes (Details Narrative)											1 Months Ended		12 Months Ended
	May 24, 2019 USD ($)	Feb. 28, 2019 shares	Feb. 27, 2019 USD ($) shares	Jan. 21, 2019 USD ($)	Dec. 05, 2018 USD ($)	Mar. 19, 2018 USD ($)	Mar. 19, 2018 CAD ($)	Jan. 31, 2018 USD ($)	Jan. 31, 2018 CAD ($)	Jan. 18, 2018 USD ($)	Jan. 31, 2018 USD ($)	Jan. 31, 2018 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 27, 2019 CAD ($)	Jan. 28, 2019 USD ($)	Jan. 21, 2019 CAD ($)	Dec. 05, 2018 CAD ($)	Sep. 27, 2018 USD ($)	Sep. 27, 2018 CAD ($)	Sep. 10, 2018 USD ($)	Sep. 10, 2018 CAD ($)	Jan. 31, 2018 CAD ($)	Nov. 15, 2017 USD ($) $ / shares shares
Debt principal amount			$ 2,845,414
Repayment of promissory notes													$ 545,018
Debt converted into shares | shares			19,711,362
Number of warrants cancelled | shares			2,250,000
Exchange Agreement [Member]
Debt converted into shares | shares			20,350,573
Debt converted into shares, value			$ 3,145,777
Number of warrants cancelled | shares			560,461
Securities Purchase Agreement [Member]
Debt principal amount					$ 141,000
Debt conversion description					Under the terms of the agreement, the principal amount and accrued interest is convertible into common shares of the Company at a conversion price equal to 73% of the market price. The conversion of the debentures is at the option of the holder between 180 days following the issue of the debentures and the maturity date.
Debt maturity date					Dec. 05, 2019
Debt interest rate					8.00%													8.00%
Original issue discount					$ 13,000
CAD [Member]
Debt principal amount															$ 3,740,431
CAD [Member] | Securities Purchase Agreement [Member]
Debt principal amount																		$ 168,691
Senior Secured Promissory Notes [Member]
Debt principal amount				$ 263,192												$ 85,756			$ 85,756		$ 57,000			$ 196,237
Number of warrant issued | shares																								2,133,333
Warrant exercise price | $ / shares																								$ 0.075
Warrant expiry date																								Nov. 16, 2022
Repayment of promissory notes	$ 85,756									$ 148,745
Amount of debt converted			$ 47,932
Debt maturity date				May 21, 2020
Debt interest rate				20.07%													20.07%
Original issue discount																18,841			$ 11,110
Senior Secured Promissory Notes [Member] | CAD [Member]
Debt principal amount																125,000	$ 350,000			$ 111,110		$ 72,960
Original issue discount																$ 25,000
Secured Debentures [Member]
Proceeds from secured debentures								$ 1,218,620
Debt conversion description								Under the terms of the Secured Debentures, the principal amount and accrued interest was convertible into our common shares at a conversion price equal to 75% the issue price of common shares under a qualified offering. The conversion of the Secured Debentures was at the option of the holder. At the time of conversion, the holder was to also receive an equal amount of common share purchase warrants with an exercise price equal to the issue price.	Under the terms of the Secured Debentures, the principal amount and accrued interest was convertible into our common shares at a conversion price equal to 75% the issue price of common shares under a qualified offering. The conversion of the Secured Debentures was at the option of the holder. At the time of conversion, the holder was to also receive an equal amount of common share purchase warrants with an exercise price equal to the issue price.
Debt maturity date								Jul. 31, 2018	Jul. 31, 2018
Debt interest rate								10.00%			10.00%												10.00%
Secured Debentures [Member] | Initial Installment [Member]
Proceeds from secured debentures								$ 609,310
Secured Debentures [Member] | Final Installment [Member]
Proceeds from secured debentures						$ 573,307
Secured Debentures [Member] | CAD [Member]
Proceeds from secured debentures									$ 1,500,000
Secured Debentures [Member] | CAD [Member] | Initial Installment [Member]
Proceeds from secured debentures									$ 750,000
Secured Debentures [Member] | CAD [Member] | Final Installment [Member]
Proceeds from secured debentures						750,000
Unsecured Debentures [Member]
Debt principal amount								311,967			$ 311,967
Amount of debt converted								$ 311,967
Debt conversion description								Under the terms of the Unsecured Debentures, the principal amount and accrued interest was convertible into our common shares at a conversion price equal to 75% the issue price of common shares under a qualified offering. The conversion of the Unsecured Debentures was at the option of the holder. At the time of conversion, the holder was to also receive 120% of the amount of the common shares issued of common share purchase warrants with an exercise price equal to the issue price.	Under the terms of the Unsecured Debentures, the principal amount and accrued interest was convertible into our common shares at a conversion price equal to 75% the issue price of common shares under a qualified offering. The conversion of the Unsecured Debentures was at the option of the holder. At the time of conversion, the holder was to also receive 120% of the amount of the common shares issued of common share purchase warrants with an exercise price equal to the issue price.
Debt maturity date								Jul. 31, 2018	Jul. 31, 2018
Debt interest rate								10.00%			10.00%												10.00%
Proceeds from unsecured debentures						$ 382,263					$ 332,065
Debt converted into shares | shares		2,768,098
Unsecured Debentures [Member] | CAD [Member]
Debt principal amount																							$ 384,000
Amount of debt converted									$ 384,000
Proceeds from unsecured debentures							$ 500,000					$ 409,000